Segment Reporting - Schedule of Geographical Information of Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total revenues	$ 28,949,873	$ 49,097,436	$ 30,063,878
Singapore
Segment Reporting Information [Line Items]
Total revenues	13,741,100	21,991,563	6,075,922
Marshall Islands
Segment Reporting Information [Line Items]
Total revenues	10,855,355	23,470,371	17,405,139
United Arab Emirates
Segment Reporting Information [Line Items]
Total revenues			3,648,873
Other
Segment Reporting Information [Line Items]
Total revenues	$ 4,353,418	$ 3,635,502	$ 2,933,944